Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

The following table summarizes stock option activity (in thousands, except per share data):

	Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Term
Outstanding—December 27, 2014	1,466	$3.74	$7,551	8.0

Granted	96	$16.30
Exercised	(329)	$1.45
Canceled	(53)	$0.86

Outstanding—September 26, 2015	1,180	$4.50	$24,746	8.0

The following table summarizes stock option activity (in thousands, except per share amounts):

	Stock Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Term
Outstanding—December 28, 2013	1,558	$1.64	$4,105	7.7

Granted	482	$7.47
Exercised	(494)	$1.16
Canceled	(80)	$1.21

Outstanding—December 27, 2014	1,466	$3.74	$7,551	8.0

Summary of Changes in Non-vested Shares

A summary of the status of non-vested shares as of December 27, 2014 and the changes during the period then ended is presented below (in thousands, except per share amounts):

	December 27, 2014
	Shares	Weighted average exercise price
Non-vested shares at beginning of year	1,321	$1.77
Granted	482	$7.47
Vested	(410)	$1.43
Forfeited	(80)	$1.21

Non-vested shares at end of year	1,313	$4.01

Weighted Average Assumptions Used in Estimating Fair Value of Stock Options

The weighted-average assumptions used in the model were as follows:

	2014	2013	2012
Risk-free interest	1.96%	1.72%	1.19%
Expected life (years)	6.5	6.5	6.3
Expected dividend yield	0%	0%	0%
Volatility	50.8%	56.0%	56.0%
Weighted-average Black-Scholes fair value per share at date of grant	$3.87	$2.58	$1.93